Document And Entity Information	May 02, 2024
Document Information [Line Items]
Entity, Registrant Name	JANUS HENDERSON GROUP PLC
Document, Type	8-K
Document, Period End Date	May 02, 2024
Entity, File Number	001-38103
Entity, Incorporation, State or Country Code	Y9
Entity, Tax Identification Number	98-1376360
Entity, Address, Address Line One	201 Bishopsgate
Entity, Address, City or Town	London
Entity, Address, Country	GB
Entity, Address, Postal Zip Code	EC2M3AE
City Area Code	(0) 20
Local Phone Number	7818 1818
Title of 12(b) Security	Common Stock
Trading Symbol	JHG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001274173